Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Long-term debt consists of the following:

	September 30
	2013	2012
Unsecured note payable, with variable interest rate based on three month LIBOR (0.25% at September 30, 2013) plus 125 basis point spread, with provision for retirement on December 1, 2015	$5,000,000	$5,000,000
Unsecured senior note payable, at 7.66%, with provision for retirement of $1,600,000 each year beginning December 1, 2014 through December 1, 2018	8,000,000	8,000,000
Total long-term debt	13,000,000	13,000,000
Less current maturities	—	—
Total long-term debt	$13,000,000	$13,000,000

Summary of Aggregate Maturities of Long-Term Debt
The aggregate annual maturities of long-term debt for the next five years ending after September 30, 2013 are as follows:

Year Ending September 30	Maturities
2014	$—
2015	1,600,000
2016	6,600,000
2017	1,600,000
2018	1,600,000
Thereafter	1,600,000
Total	$13,000,000